Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 1,913,742	$ 1,619,742
Trade and other receivables (Note 5)	1,574,628	1,544,427
Prepaid expenses	173,504	154,266
Inventory (Note 6)	4,092,550	2,397,471
Advance to suppliers	155,852	470,167
Total current assets	7,910,276	6,186,073
Long term receivable (Note 12)	150,185	168,167
Right of use assets, net(Note 7)	887,137	1,077,845
Equipment, net	207,402	267,967
Intangible assets (Note 9)	6,987,531	4,350,537
Total assets	16,142,531	12,050,589
Current
Bank loan (Note 11)		27,159
Accounts payable and accrued liabilities	3,078,650	2,646,321
Deferred revenue	149,600
Lease obligations (Note 12)	303,788	232,969
Convertible debenture (Note 13)		1,421,911
Warrant liability (Note 14)	2,734,804	2,176,686
Future purchase consideration (Note 3,16)		350,000
Total non-current liabilities	6,266,842	6,855,046
Lease obligations (Note 12)	635,217	787,513
Convertible debenture (Note 13)		1,921,382
Total liabilities	6,902,059	9,563,941
Shareholders’ equity
Share capital (Note 17)	73,312,866	54,655,244
Reserves (Note 17)	13,647,399	10,389,555
Accumulated other comprehensive loss	98,870	(38,739)
Deficit	(77,818,663)	(62,519,412)
Total shareholders’ equity	9,240,472	2,486,648
Total liabilities and shareholders’ equity	$ 16,142,531	$ 12,050,589